Condensed Consolidated balance sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 313,520	$ 133,472
Marketable securities	264,884	288,947
User funds	164,119	153,309
Short-term bank deposits	146,000	144,843
Restricted deposit	1,315	1,315
Other receivables	40,392	34,198
Total current assets	930,230	756,084
Long-term assets:
Marketable securities	23,770	122,009
Property and equipment, net	3,883	4,271
Operating lease right-of-use assets	3,829	5,122
Intangible assets, net	35,077	41,882
Goodwill	110,218	110,218
Other non-current assets	31,593	30,388
Total long-term assets	208,370	313,890
Total assets	1,138,600	1,069,974
Current liabilities:
Trade payables	6,922	5,533
User accounts	152,047	141,691
Deferred revenue	20,839	20,090
Other account payables and accrued expenses	64,930	57,167
Operating lease liabilities	2,827	2,608
Convertible notes, net	459,143	457,860
Total current liabilities	706,708	684,949
Long-term liabilities:
Operating lease liabilities	1,547	2,747
Other non-current liabilities	25,481	19,628
Total long-term liabilities	27,028	22,375
Total liabilities	733,736	707,324
Commitments and contingencies
Shareholders’ equity:
Shares authorized: 127,400,000 ordinary shares with no par value as of June 30, 2025 and December 31, 2024.Shares issued and outstanding: 36,864,434 and 35,844,114 ordinary shares as of June 30, 2025 and December 31, 2024, respectively
Additional paid-in capital	760,995	727,176
Accumulated deficit	(362,207)	(366,193)
Accumulated other comprehensive income	6,076	1,667
Total shareholders’ equity	404,864	362,650
Total liabilities and shareholders’ equity	$ 1,138,600	$ 1,069,974